Business And Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule Of Cash, Cash Equivalents And Restricted Cash

	At September 30,	At December 31,
	2022	2021
Cash, cash equivalents and restricted cash
Cash and cash equivalents	$231	$11
Restricted cash, current (a)	23	13
Restricted cash, noncurrent (a)	68	30

Total cash, cash equivalents and restricted cash on the Condensed Statements of Consolidated Cash Flows	$322	$54

(a)
Restricted cash represents amounts deposited with Oncor for customer advances for construction that are subject to return in accordance with PUCT rules, ERCOT requirements or our tariffs relating to generation interconnection and construction and/or extension of electric delivery system facilities. We maintain these amounts in a separate escrow account.

The following table provides a reconciliation of cash, cash equivalents and restricted cash reported on the Consolidated Balance Sheets to the sum of such amounts reported on the Statements of Consolidated Cash Flows:

	At December 31,
	2021	2020
Cash, cash equivalents and restricted cash
Cash and cash equivalents	$11	$27
Restricted cash, current (a)	13	—
Restricted cash, noncurrent (a)	30	—

Total cash, cash equivalents and restricted cash on the Statements of Consolidated Cash Flows	$54	$27

(a)
Restricted cash represents amounts deposited with Oncor, by our customers, but subject to return in accordance with the PUCT rules, ERCOT requirement or our tariffs, relating to generation interconnection and construction and/or extension of electric delivery system facilities. We maintain these amounts in a separate escrow account.